SCHEDULE OF PRODUCT WARRANT ACTIVITIES (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Accrued Expenses And Other Liabilities
Standard Product Warranty Accrual	¥ 31,035	¥ 40,568
Provided during the year	18,737	19,624
Utilized during the year	(24,677)	(29,157)
Standard Product Warranty Accrual	¥ 25,095	¥ 31,035